Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Entity Central Index Key	0000806636
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000025443
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Fund
Class Name	-
Trading Symbol	LLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We have bad news and good news. The bad news is that the Longleaf Partners Fund declined -6.31% in the second quarter, compared to the S&P 500 and Russell 1000 Value, which returned 4.28% and -2.17%. In the quarter, we didn't have enough significant winners, and more 10%+ decliners led to disappointing relative performance. Additionally, with the market hitting new highs regularly, we ended the quarter with a higher-than-normal 19% cash position. The good news is that our stock price declines were overreactions, resulting in our aggregate value per share performance outpacing stock price performance in the quarter. We own great companies that are on offense. It was encouraging to see large stock price moves in our favor since quarter end as of the posting of this letter. It has also been nice to see some overvalued market favorites moving in the opposite direction. We are excited about the future of the portfolio and in position to achieve our goal of double digit returns this year and beyond.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,403	$10,742
Jun-2016	$8,475	$11,171
Jun-2017	$10,369	$13,170
Jun-2018	$11,168	$15,064
Jun-2019	$9,888	$16,633
Jun-2020	$8,775	$17,881
Jun-2021	$14,252	$25,175
Jun-2022	$11,986	$22,503
Jun-2023	$12,860	$26,912
Jun-2024	$13,617	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.13%	5.89%	6.61%	3.14%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,274,138,103
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,909,251
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,274,138,103
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$3,909,251
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	19.2%
Health Care	4.2%
Consumer Staples	5.5%
Energy	5.8%
Financials	6.1%
Technology	10.7%
Communications	12.9%
Industrials	15.4%
Consumer Discretionary	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FedEx Corporation	7.1%
Affiliated Managers Group, Inc.	6.0%
CNX Resources Corporation	5.8%
Fidelity National Information Services, Inc.	5.5%
Kellanova	5.5%
IAC, Inc.	5.4%
MGM Resorts International	5.2%
Mattel, Inc.	4.8%
CNH Industrial NV	4.8%
Bio-Rad Laboratories, Inc. - Class A	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	southeasternasset.com/investment-offerings/longleaf-partners-fund/
C000117771
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Global Fund
Class Name	-
Trading Symbol	LLGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$53	1.05%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We have bad news and good news. The bad news is that the Longleaf Partners Global Fund declined -4.81% in the second quarter, behind the FTSE Developed and FTSE Developed Value indices, which returned 2.48% and -1.66%, respectively. In the quarter, we didn't have enough significant winners, and more 10%+ decliners led to disappointing relative performance. The good news is that our stock price declines were overreactions, resulting in our aggregate value per share performance outpacing stock price performance in the quarter. We own great companies that are on offense. It was encouraging to see large stock price moves in our favor since quarter end as of the posting of this letter. It has also been nice to see some overvalued market favorites moving in the opposite direction. We are excited about the future of the portfolio and in position to achieve our goal of double digit returns this year and beyond.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Global Fund	FTSE Developed Index - Net Tax TR (USD) Index
Jun-2014	$10,000	$10,000
Jun-2015	$8,566	$10,118
Jun-2016	$7,760	$9,835
Jun-2017	$11,089	$11,675
Jun-2018	$11,685	$12,962
Jun-2019	$11,088	$13,704
Jun-2020	$9,994	$14,090
Jun-2021	$14,048	$19,621
Jun-2022	$10,658	$16,701
Jun-2023	$11,922	$19,754
Jun-2024	$12,711	$23,665

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	3.18%	6.62%	2.77%	2.43%
FTSE Developed Index - Net Tax TR (USD) Index	11.32%	19.80%	11.55%	9.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 247,275,780
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,089,414
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$247,275,780
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$1,089,414
Portfolio Turnover	17%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	3.1%
Health Care	4.0%
Technology	4.9%
Energy	6.0%
Consumer Staples	9.0%
Industrials	11.4%
Financials	11.6%
Communications	23.8%
Consumer Discretionary	26.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FedEx Corporation	6.9%
Exor N.V.	6.0%
CNX Resources Corporation	6.0%
Millicom International Cellular SA	5.9%
Prosus NV	5.8%
Affiliated Managers Group, Inc.	5.6%
IAC, Inc.	5.2%
Kellanova	5.1%
Compagnie Financiere Richemont S.A.	4.9%
Fidelity National Information Services, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
C000025445
Shareholder Report [Line Items]
Fund Name	Longleaf Partners International Fund
Class Name	-
Trading Symbol	LLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-international-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners International Fund	$52	1.05%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Longleaf Partners International Fund declined -4.24% in the second quarter; the FTSE Developed ex-North America Index fell -0.75%. The quarter started off with a robust Q1 reporting season, highlighting strong performance across most of our businesses and solid value growth. However, share prices peaked early and were subsequently overshadowed by broader macroeconomic concerns and election cycles, particularly in Mexico, the United Kingdom, and France, where we have relative overweight exposure, except in the United Kingdom, where we are in line with the index. We believe these headwinds are temporary and may even prove beneficial for our companies. While the market dislikes the near-term uncertainty of election cycles, we own companies we believe are, at worst, immune due to the non-discretionary nature of their products and services, strong brands and/or diversified end market exposures with highly resilient market dynamics. We look forward to these companies demonstrating their structural strengths through the H1 reporting season, which we expect will refocus the market on stock-specific fundamentals where our investees excel. An exception to the negative election trend was India, where the market quickly rebounded after elections, as seen in the strong performance of HDFC Bank. Our portfolio features competitively advantaged businesses, many led by owner-operators. We are eager for the market to refocus on fundamentals, which we believe remain strong for the businesses we own, once the election outcomes mentioned above are resolved.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners International Fund	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Jun-2014	$10,000	$10,000
Jun-2015	$8,609	$9,585
Jun-2016	$7,721	$8,660
Jun-2017	$10,218	$10,489
Jun-2018	$10,755	$11,227
Jun-2019	$11,336	$11,232
Jun-2020	$9,495	$10,726
Jun-2021	$12,800	$14,427
Jun-2022	$9,193	$11,662
Jun-2023	$10,871	$13,758
Jun-2024	$11,131	$15,301

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners International Fund	- 0.75%	2.39%	- 0.36%	1.08%
FTSE Developed ex North America Index - Net Tax TR (USD) Index	4.68%	11.22%	6.38%	4.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 697,252,180
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,085,165
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$697,252,180
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$3,085,165
Portfolio Turnover	24%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	5.3%
Industrials	3.9%
Materials	5.1%
Financials	10.2%
Communications	15.5%
Consumer Staples	21.3%
Consumer Discretionary	38.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compagnie Financiere Richemont S.A.	6.1%
Glanbia PLC	6.0%
Accor SA	5.9%
Premier Foods PLC	5.8%
HDFC Bank Ltd.	5.2%
Prosus NV	5.0%
Exor N.V.	5.0%
Gruma, S.A.B. DE C.V.	4.9%
Becle S.A.B. de C.V.	4.6%
Millicom International Cellular SA	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	southeasternasset.com/investment-offerings/longleaf-partners-international-fund/
C000025444
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Small-Cap Fund
Class Name	-
Trading Symbol	LLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$48	0.95%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Longleaf Partners Small-Cap Fund returned -4.24% in the second quarter, underperforming both the Russell 3000 and Russell 2000 in another tough quarter for small-cap stocks. The Fund is still up in absolute terms and ahead of the Russell 2000 for the year. The Fund’s objective has remained the same since its inception: to deliver long-term, double-digit absolute returns. While most of our companies saw operational progress in the quarter, this did not translate into stock price gains. Over 100% of the Russell 3000’s performance was driven by the Information Technology sector and many of its larger-cap components. Conversely, the Russell 2000 saw a decline for the quarter, with only two sectors positively contributing to returns. This compared to the Russell 2000 Value, a more style-appropriate index, that was down -3.64% in the quarter, with no sectors contributing positively. We have written before about the Small-Cap Fund’s long history of benefitting from corporate actions such as asset sales, spin-offs and whole company sales and mergers. After a deferral of these events during the last few years, we are now to a point where over 50% of the portfolio’s NAV is in at least 10 investments with heightened odds of value-realizing corporate events occurring over the next 6-12 months. We will not bat 1.000 on these opportunities, but this uniquely high percentage boosts our confidence in near term future returns. With US Treasury interest rates stabilizing at historical norms, we believe the environment is becoming increasingly favorable for true bottom-up stock pickers like us. In the long run, stock picking will be what matters most and is where we can deliver the most value for our clients.

Line Graph [Table Text Block]
	Longleaf Partners Small-Cap Fund	Russell 3000® Total Return Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,775	$10,729	$10,649
Jun-2016	$10,657	$10,959	$9,932
Jun-2017	$12,232	$12,987	$12,375
Jun-2018	$13,683	$14,907	$14,549
Jun-2019	$12,976	$16,246	$14,067
Jun-2020	$10,304	$17,306	$13,135
Jun-2021	$16,851	$24,950	$21,283
Jun-2022	$13,981	$21,490	$15,920
Jun-2023	$14,357	$25,563	$17,879
Jun-2024	$16,328	$31,475	$19,677

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	2.32%	13.73%	4.70%	5.03%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 792,382,313
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,157,051
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$792,382,313
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$3,157,051
Portfolio Turnover	17%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	12.3%
Communications	3.2%
Financials	4.5%
Health Care	4.8%
Energy	6.0%
Real Estate	17.1%
Consumer Staples	22.8%
Consumer Discretionary	29.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%	10.5%
Westrock Coffee Company	6.4%
CNX Resources Corporation	6.0%
Graham Holdings Company - Class B	6.0%
Gruma, S.A.B. DE C.V.	5.9%
Mattel, Inc.	5.2%
Atlanta Braves Holdings, Inc. - Class C	4.9%
Oscar Health, Inc. - Class A	4.8%
Park Hotels & Resorts, Inc.	4.6%
White Mountains Insurance Group Ltd.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/